Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Deficit
11. Stockholders’ Deficit
Common
Stock
In September 2025, the Company authorized 2,000,000,000 shares, consisting of 1,980,000,000 shares of Kodiak common stock, par value $0.0001 per share, and 20,000,000 shares of Kodiak preferred stock, par value $0.0001 per share. Each share of Kodiak common stock is entitled to one vote.
Common stock reserved for future issuance as of September 30, 2025 was as follows (in thousands).

September 30, 2025
Earn Out Securities	74,998
Common stock warrants 1	65,235
Outstanding stock options	55,990
Shares available for issuance under equity incentive plan	28,195
Cumulative redeemable convertible preferred stock	14,216
Sponsor Earn Out Securities	6,250
Shares available for issuance under the ESPP	5,639

Total	250,523

1 Common stock warrants include both equity-classified and liability-classified warrants (see Note 9).

Equity-Classified Common Stock Warrants
As of September 30, 2025, the Company had the following equity-classified common stock warrants outstanding (in thousands, except exercise price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
Public Warrants	25,000	$11.50	9/24/2030
Private Placement Warrants	14,300	$11.50	9/24/2030
Assumed Kodiak Warrants	559	$2.24	12/31/2028, 6/30/2031

Total outstanding	39,859

Public and Private Placement Warrants
Public warrants become exercisable on October 24, 2025. The Company may redeem the Public Warrants if the last reported sales price of Kodiak common stock equals or exceeds $18.00 per share for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company provides notice of redemption to the warrant holders. Redemption may be redeemed only in full, not in part, and requires a minimum of 30 days’ prior written notice. Once exercisable, the Public Warrants may be redeemed by the Company at a redemption price of $0.01 per warrant.
In addition, the warrants contain a down-round protection feature. If the Company issues additional common stock or equity-linked securities for capital-raising purposes at an effective issue price of less than $9.20 per share and certain other conditions are met, the exercise price of the warrants and the $18.00 per-share
redemption trigger price will be adjusted. These conditions include the volume-weighted average trading price of the common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummated the Merger (such price, the “Market Value”) being below $9.20 per share. In such event, the exercise price of the warrants will be adjusted from $11.50 per share to 115% of the Market Value, and the $18.00 per-share
redemption trigger price will be adjusted to 180% of the Market Value (see Note 17).
The Private Placement Warrants are substantially identical to the Public Warrants, except that they are not transferable, assignable, or salable until 30 days following the Closing, subject to certain limited exceptions. In addition, the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable.
The Company may require a cashless exercise of the Public Warrants upon redemption. The exercise price and number of ordinary shares are subject to adjustment for certain corporate events, such as share dividends, recapitalizations, and mergers. The warrants are not adjusted for ordinary shares issued below the exercise price, and the Company is not obligated to net cash settle them. The warrants are equity-classified because they are indexed to the Company’s common stock and the number of ordinary shares issuable upon exercise is not based on a fixed monetary amount.
Assumed Kodiak Warrants
In connection with the Merger, each outstanding and unexercised Legacy Kodiak warrant was converted into an Assumed Kodiak Warrant. Upon the Closing Date, the Assumed Kodiak Warrants were remeasured to fair value and reclassified from liability to equity (see Note 4). The warrants met the conditions for equity classification because they are indexed to the Company’s common stock and provide for the issuance of a fixed number of shares upon exercise. The warrants do not contain any mandatory redemption features requiring settlement in cash or other assets.
Legacy Kodiak Common Stock Warrants
The Company issued common stock warrants in connection with entering into advisory and services agreements as well as debt arrangements, which all met the conditions for equity classification. Prior to the Merger, each issued, outstanding and unexercised warrant was net exercised in exchange for shares of Legacy Kodiak common stock in accordance with its contractual terms and was converted into 933,626 shares of Kodiak common stock.

12.	Stockholders’ Deficit
Common Stock
As of December 31, 2024 and 2023, the Company had authorized 265,000,000 shares of its common stock and each holder is entitled to one vote per share. The Company has the following shares of common stock reserved for future issuance, on an as-if
converted basis (in thousands):

December 31, 2024
Redeemable convertible preferred stock	93,963
Outstanding stock options	74,211
Shares available for issuance under equity incentive plan	2,175
Redeemable convertible preferred stock warrants	1,969
Common stock warrants	1,433

Total	173,751

Common Stock Warrants
The Company has issued common stock warrants in connection with entering into advisory and services agreements as well as debt arrangements. As of December 31, 2024, outstanding warrants to purchase the Company’s common stock were as follows, which all met the conditions for equity classification (in thousands, except price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
Warrants issued with debt arrangement	168	$0.34	January 2029
Warrants issued with advisory agreement	1,167	$0.01	March 2026
Warrants issued with 2022 Equipment Facility	46	$0.84	July 2032
Warrants issued with services agreement	52	$0.01	February 2025 and 2026

Total outstanding	1,433

In April 2021, the Company issued a warrant to purchase 1,167,295 shares of its common stock in connection with an advisory agreement. The warrant was valued using the Black-Scholes option-pricing model, with a grant-date fair value of $0.2 million at inception. As these warrants are subject to time-based vesting based on the provision of services, expense is recognized over the service period and was included within stock-based compensation. As of December 31, 2024, 250,128 shares underlying the warrant remain unvested.
In each of March 2023 and August 2024, the Company issued a warrant to purchase 25,641 shares of its common stock in connection with a services agreement. The warrants issued in March 2023 and August 2024, were both valued using the Black-Scholes option-pricing model, each with an immaterial grant-date fair value at inception.

As these warrants are subject to time-based vesting based on the provision of services, expense is recognized over the service period and was included within stock-based compensation. As of December 31, 2024, an immaterial number of shares underlying the warrant issued in August 2024 remain unvested.